Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment	€ 7,595	€ 7,872	€ 8,210
Impairment loss	0
Increase	(252)	(798)
Disposals, property, plant and equipment	(21)	455
Translation adjustments	(8)	(3)
Reclassification	4	(3)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,595	7,872	8,210
Impairment loss	0
Increase	(252)	(798)
Disposals, property, plant and equipment	(21)	455
Translation adjustments	(8)	(3)
Reclassification	4	(3)
Impairment
Property, plant and equipment	0	(9)	(552)
Increase	0	0
Disposals, property, plant and equipment	9	543
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(9)	(552)
Increase	0	0
Disposals, property, plant and equipment	9	543
Translation adjustments	0	0
Reclassification	0	0
Gross
Property, plant and equipment	20,368	20,204	20,794
Increase	1,469	839
Disposals, property, plant and equipment	(1,308)	(1,426)
Translation adjustments	0	0
Reclassification	4	(3)
Property, plant and equipment still in use	4,043	4,492
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,368	20,204	20,794
Increase	1,469	839
Disposals, property, plant and equipment	(1,308)	(1,426)
Translation adjustments	0	0
Reclassification	4	(3)
Property, plant and equipment still in use	4,043	4,492
Accumulated Depreciation
Property, plant and equipment	(12,773)	(12,323)	(12,032)
Increase	(1,721)	(1,637)
Disposals, property, plant and equipment	1,278	1,338
Translation adjustments	(8)	(3)
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12,773)	(12,323)	(12,032)
Increase	(1,721)	(1,637)
Disposals, property, plant and equipment	1,278	1,338
Translation adjustments	(8)	(3)
Reclassification	0	0
Scientific Equipment [Member]
Right of use asset	308	741
Depreciation	(308)	(741)
Impairment loss		9
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	308	741
Depreciation	(308)	(741)
Impairment loss		9
Scientific Equipment [Member] | Impairment
Property, plant and equipment	0	(9)	(59)
Increase	0	0
Disposals, property, plant and equipment	9	51
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(9)	(59)
Increase	0	0
Disposals, property, plant and equipment	9	51
Translation adjustments	0	0
Reclassification	0	0
Scientific Equipment [Member] | Gross
Property, plant and equipment	5,186	5,295	6,467
Increase	961	207
Disposals, property, plant and equipment	(1,071)	(1,378)
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,186	5,295	6,467
Increase	961	207
Disposals, property, plant and equipment	(1,071)	(1,378)
Translation adjustments	0	0
Reclassification	0	0
Scientific Equipment [Member] | Accumulated Depreciation
Property, plant and equipment	(3,729)	(4,471)	(5,481)
Increase	(310)	(296)
Disposals, property, plant and equipment	1,052	1,307
Translation adjustments	0	(5)
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,729)	(4,471)	(5,481)
Increase	(310)	(296)
Disposals, property, plant and equipment	1,052	1,307
Translation adjustments	0	(5)
Reclassification	0	0
Fixtures and fittings [member] | Impairment
Property, plant and equipment	0	0	(24)
Increase	0	0
Disposals, property, plant and equipment	0	24
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	(24)
Increase	0	0
Disposals, property, plant and equipment	0	24
Translation adjustments	0	0
Reclassification	0	0
Fixtures and fittings [member] | Gross
Property, plant and equipment	1,561	1,563	1,537
Increase	8	33
Disposals, property, plant and equipment	(11)	(7)
Translation adjustments	0	0
Reclassification	1	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,561	1,563	1,537
Increase	8	33
Disposals, property, plant and equipment	(11)	(7)
Translation adjustments	0	0
Reclassification	1	0
Fixtures and fittings [member] | Accumulated Depreciation
Property, plant and equipment	(1,162)	(1,083)	(985)
Increase	(82)	(100)
Disposals, property, plant and equipment	5	2
Translation adjustments	(1)	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,162)	(1,083)	(985)
Increase	(82)	(100)
Disposals, property, plant and equipment	5	2
Translation adjustments	(1)	0
Reclassification	0	0
Building on Non-Freehold Land
Right of use asset	11,355	11,067
Depreciation	€ (6,095)	(4,940)
Estimated useful lives for property, plant and equipment	10 years
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	€ 11,355	11,067
Depreciation	€ (6,095)	(4,940)
Estimated useful lives for property, plant and equipment	10 years
Buildings On Non Freehold Land [Member] | Impairment
Property, plant and equipment	€ 0	0	(455)
Increase	0	0
Disposals, property, plant and equipment	0	455
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	(455)
Increase	0	0
Disposals, property, plant and equipment	0	455
Translation adjustments	0	0
Reclassification	0	0
Buildings On Non Freehold Land [Member] | Gross
Property, plant and equipment	11,684	11,367	10,921
Increase	322	427
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	(5)	19
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,684	11,367	10,921
Increase	322	427
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	(5)	19
Buildings On Non Freehold Land [Member] | Accumulated Depreciation
Property, plant and equipment	(6,256)	(5,064)	(3,934)
Increase	(1,193)	(1,127)
Disposals, property, plant and equipment	0	0
Translation adjustments	0	(3)
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,256)	(5,064)	(3,934)
Increase	(1,193)	(1,127)
Disposals, property, plant and equipment	0	0
Translation adjustments	0	(3)
Reclassification	0	0
Vehicles [member] | Impairment
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Gross
Property, plant and equipment	90	91	91
Increase	0	0
Disposals, property, plant and equipment	(1)	0
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	90	91	91
Increase	0	0
Disposals, property, plant and equipment	(1)	0
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Accumulated Depreciation
Property, plant and equipment	(66)	(55)	(43)
Increase	(12)	(12)
Disposals, property, plant and equipment	1	0
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(66)	(55)	(43)
Increase	(12)	(12)
Disposals, property, plant and equipment	1	0
Translation adjustments	0	0
Reclassification	0	0
Computer equipment [member] | Impairment
Property, plant and equipment	0	0	(10)
Increase	0	0
Disposals, property, plant and equipment	0	10
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	(10)
Increase	0	0
Disposals, property, plant and equipment	0	10
Translation adjustments	0	0
Reclassification	0	0
Computer equipment [member] | Gross
Property, plant and equipment	1,594	1,613	1,500
Increase	160	150
Disposals, property, plant and equipment	(188)	(32)
Translation adjustments	0	0
Reclassification	8	(4)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,594	1,613	1,500
Increase	160	150
Disposals, property, plant and equipment	(188)	(32)
Translation adjustments	0	0
Reclassification	8	(4)
Computer equipment [member] | Accumulated Depreciation
Property, plant and equipment	(1,357)	(1,421)	(1,365)
Increase	(111)	(91)
Disposals, property, plant and equipment	182	24
Translation adjustments	(7)	4
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,357)	(1,421)	(1,365)
Increase	(111)	(91)
Disposals, property, plant and equipment	182	24
Translation adjustments	(7)	4
Reclassification	0	0
Furniture [Member] | Impairment
Property, plant and equipment	0	0	(3)
Increase	0	0
Disposals, property, plant and equipment	0	3
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	(3)
Increase	0	0
Disposals, property, plant and equipment	0	3
Translation adjustments	0	0
Reclassification	0	0
Furniture [Member] | Gross
Property, plant and equipment	254	274	279
Increase	18	5
Disposals, property, plant and equipment	(38)	(9)
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	254	274	279
Increase	18	5
Disposals, property, plant and equipment	(38)	(9)
Translation adjustments	0	0
Reclassification	0	0
Furniture [Member] | Accumulated Depreciation
Property, plant and equipment	(203)	(228)	(223)
Increase	(13)	(11)
Disposals, property, plant and equipment	38	5
Translation adjustments	0	1
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(203)	(228)	(223)
Increase	(13)	(11)
Disposals, property, plant and equipment	38	5
Translation adjustments	0	1
Reclassification	0	0
Construction in progress [member] | Impairment
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Construction in progress [member] | Gross
Property, plant and equipment	0	0	0
Increase	0	16
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	(16)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	16
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	(16)
Construction in progress [member] | Accumulated Depreciation
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	€ 0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	€ 0	0
Owned equipment | Scientific Equipment [Member]
Impairment loss		9
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		€ 9